Loans (Details 5) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 298,126,919	$ 271,263,338
Excellent [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,819,599	2,181,537
Above average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	12,773,247	15,164,486
Average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	219,508,855	220,060,793
Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	43,852,711	15,136,942
Pass watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,780,207	4,483,862
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	8,962,940	6,366,296
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,399,618	7,843,897
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	29,742	25,525
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	22,152,773	19,562,302
Commercial Portfolio Segment [Member] | Excellent [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,666,880	1,932,013
Commercial Portfolio Segment [Member] | Above average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	77,745	46,401
Commercial Portfolio Segment [Member] | Average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,469,572	14,685,120
Commercial Portfolio Segment [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,228,598	1,184,530
Commercial Portfolio Segment [Member] | Pass watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	545,212	199,950
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	164,766	203,635
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	1,310,653
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	725,269	886,175
Consumer Portfolio Segment [Member] | Excellent [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	42,577	67,862
Consumer Portfolio Segment [Member] | Above average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	121,306	253,706
Consumer Portfolio Segment [Member] | Average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	476,465	481,073
Consumer Portfolio Segment [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	51,339	11,207
Consumer Portfolio Segment [Member] | Pass watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	46,802
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,840	0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	29,742	25,525
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	206,145,076	186,703,868
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Excellent [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Above average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,584,756	11,100,467
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	147,668,371	151,135,140
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	32,474,566	11,019,894
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Pass watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,883,813	3,505,988
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	8,644,563	6,162,661
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,889,007	3,779,718
Real estate [Member] | Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	14,392,992	12,820,165
Real estate [Member] | Construction and Land Development [Member] | Excellent [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate [Member] | Construction and Land Development [Member] | Above average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	178,078	285,534
Real estate [Member] | Construction and Land Development [Member] | Average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,178,876	10,037,269
Real estate [Member] | Construction and Land Development [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,039,090	418,834
Real estate [Member] | Construction and Land Development [Member] | Pass watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate [Member] | Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	153,611	0
Real estate [Member] | Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,843,337	2,078,528
Real estate [Member] | Construction and Land Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	54,710,809	51,290,828
Real estate [Member] | Residential Portfolio Segment [Member] | Excellent [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	110,142	181,662
Real estate [Member] | Residential Portfolio Segment [Member] | Above average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,811,362	3,478,378
Real estate [Member] | Residential Portfolio Segment [Member] | Average [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	42,715,571	43,722,191
Real estate [Member] | Residential Portfolio Segment [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	8,059,118	2,502,477
Real estate [Member] | Residential Portfolio Segment [Member] | Pass watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	351,182	731,122
Real estate [Member] | Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate [Member] | Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	663,434	674,998
Real estate [Member] | Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0